Trade receivables and contract assets - Summary of Expected Credit Losses for Trade Receivables and Contract Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade receivables and contract assets
Balance as of January 1,	€ 149,716
Balance as of December 31,	154,108	€ 149,716
Trade receivables and contract assets | Accumulated impairment [member]
Trade receivables and contract assets
Balance as of January 1,	(12,737)	(9,966)
Provision for expected credit losses	(8,248)	(7,402)
Net amounts recovered		1,086
Write-offs	3,127	3,674
Other	253	(129)
Balance as of December 31,	€ (17,605)	€ (12,737)